Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses by nature

19. Expenses by nature

	December 31,
	2023	2022	2021
	$	$	$
Inventory expensed during the year	45	54	-
Provision for obsolete inventory	133	32	-
Third-party research and development	11,664	11,244	5,534
Salaries, wages and benefits	4,260	3,563	3,037
Professional and consulting fees	3,504	2,475	2,570
Insurance	1,184	1,687	1,077
Stock-based compensation	378	544	311
Software and IT services	523	386	387
Depreciation and amortization	170	135	144
Marketing, communications and investor relations	274	317	289
Travel, meals and entertainment	276	225	111
Office, rent and telecommunications	171	120	162
License fees	10	19	139
Other	(86)	92	170
Impairment of goodwill	-	7,642	-
Impairment of other assets	-	124	-
Impairment of intangible assets	-	584	-
	22,506	29,243	13,931